RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2019
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 7 – RELATED PARTY TRANSACTIONS

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven Nickolas, former Chairman and CEO as of April 7, 2017, and Richard Wright (10,000,000 shares to each), in consideration for the past services, at a deemed value of $0.001 per share. We valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014. On October 30, 2018, Steven Nickolas forfeited his 10,000,000 shares of our Series A Preferred Stock pursuant to the Settlement Agreement detailed below. On November 8, 2018, Richard Wright forfeited his 10,000,000 shares of our Series A Preferred Stock pursuant to the Exchange Agreement as detailed below.

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. On April 28, 2017, Mr. Wright and Mr. Guarino were each issued 1,000,000 shares each of the Series D Preferred Stock.

On October 25, 2017, Mr. Wright and the Company entered into a stock option forfeiture and general release agreement whereby Mr. Wright forfeited stock options to purchase 148,000 shares of the Company’s common stock.

On October 31, 2017, our company and its subsidiaries entered into a Settlement Agreement and Mutual Release of Claims (the “Settlement Agreement”) with Steven P. Nickolas, the Nickolas Family Trust, Water Engineering Solutions, LLC and Enhanced Beverages, LLC, companies and trust that are controlled or owned by Mr. Nickolas, (collectively, the “Nickolas Parties”) and McDowell 78, LLC and Wright Investments Group, LLC, a company controlled or owned by Richard Wright, (collectively, “Wright/McDowell”). The Settlement Agreement provides, among other things, the following: a) simultaneous with the full execution of the Settlement Agreement, we agreed to pay Mr. Nickolas $110,000 in one lump sum (paid); b) in exchange of 700,000 shares of our common stock and 300,000 shares of our Series D Preferred Stock described above, Mr. Nickolas forfeited his 10,000,000 shares of our Series A Preferred Stock, to be cancelled for no further consideration; c) upon the full execution of the Settlement Agreement, Mr. Nickolas and our company agreed to file the stipulations to dismiss the complaints and counterclaim filed by each of them with prejudice, with each side to bear its own costs and attorney’s fees. In addition, our company and Wright/McDowell agreed that they will effectuate the dismissal of an arbitration proceeding against the Nickolas Parties with prejudice, with each side to bear its own attorneys’ fees and costs; e) Mr. Nickolas acknowledged and agreed that the employment agreement between Mr. Nickolas and our company was terminated as of April 7, 2017 and no further amounts are owed to Mr. Nickolas under the employment agreement and we agreed to waive restrictive covenants set out in the employment agreement; f) we agreed to assume financial responsibility for certain obligations owed by Mr. Nickolas; g) Mr. Nickolas acknowledged and agreed that 1,500,000 stock options with an exercise price of $0.52 issued to Mr. Nickolas on or about March 1, 2016 has expired and a total of 148,000 stock options issued to Mr. Mr. Nickolas before 2016 will automatically expire 90 days from October 6, 2017, the date Mr. Nickolas ceased being a director of our company; and h) the parties also agreed to mutual release of claims.

On November 8, 2017, Richard Wright and the Company entered in to an Exchange Agreement and Mutual Release of Claims (the “Exchange Agreement”). The Exchange Agreement provided, among other things, for the following: a) in exchange for the issuance of 700,000 shares of our common stock and 300,000 shares of our Series D Preferred Stock described above, Richard Wright forfeited his 10,000,000 shares of our Series A Preferred Stock, to be cancelled for no further consideration; and b) Richard Wright also agreed to a release of claims against the Company. Also on November 8, 2017, Richard Wright forfeited stock options to purchase 1,500,000 shares of our company’s common stock at an exercise price of $0.52 per share in exchange for the Company agreeing to issue Richard Wright an additional 200,000 shares of Series D Preferred Stock. The Company recognized an expense in the amount of $875,200 relating to the issuance of the 700,000 shares of common stock and $200 relating to the issuance of the 200,000 shares of Series D preferred stock.

On September 14, 2017, October 17, 2017 and November 22, 2017 Wright Investment Group LLC, an entity controlled by Richard Wright, chief executive officer, president and director, advanced $200,000, $400,000 and $400,000, respectively, to the Company for a total of $1,000,000 advanced. The $1,000,000 in advancements were repaid to Wright Investment Group, LLC on March 2, 2018.

On February 14, 2018, David A. Guarino entered into a Guarantee Agreement (the “Guarantee 1”) with CNH Specialty Finance (the “Lender”) in order for the Lender to agree to provide the Company a $400,000 Temporary Over Advance (“TOA 1”) under the Credit Facility Agreement (the “Credit Agreement”). Under the Guarantee 1, Mr. Guarino personally, absolutely, and unconditionally, jointly and severally, guaranteed the prompt, complete and full payment of the Company’s obligations to repay the TOA 1 only, under the Credit Agreement, with the Lender. The TOA 1 was repaid in full as of March 31, 2019.

On December 31, 2018, David A. Guarino entered into a Guarantee Agreement (the “Guarantee 2”) with the Lender in order for the Lender to agree to provide the Company a second $400,000 TOA under the Credit Agreement (“TOA 2”). Under the Guarantee 2, Mr. Guarino personally, absolutely, and unconditionally, jointly and severally, guaranteed the prompt, complete and full payment of the Company’s obligations to repay the TOA 2 only, under the Credit Agreement, with the Lender.

Employment Agreement with Steven Nickolas

On March 30, 2016, the Company entered into an employment agreement dated effective March 1, 2016 with Steven Nickolas, our former president, chief executive officer and director, pursuant to which Mr. Nickolas agreed to perform such duties as are regularly and customarily performed by the president and chief executive officer of a corporation, and any other duties consistent with Mr. Nickolas’s position in our company. Pursuant to the terms of the employment agreement, the Company have agreed to (i) pay Mr. Nickolas $15,000 per month or such other amount as may be determined by our board of directors from time to time; and (ii) issue to Mr. Nickolas 1,500,000 shares of our Series C Preferred Stock (issued effective as of March 31, 2016). The Company also agreed that each of the following events constitute a “Negotiated Trigger Event” as defined in the Certificate of Designation for the Series C Preferred Stock: (i) the occurrence of a change of control event; (ii) the death of Mr. Nickolas; and (iii) the termination of the employment agreement for any reason.

On November 18, 2016, our company provided notice to Steven Nickolas, our CEO and President, of our board of director’s finding that there is “just cause” for termination of Mr. Nickolas’s employment and of our company’s intent to terminate the employment of Mr. Nickolas for “just cause” pursuant to the provision of the Employment Agreement with Mr. Nickolas dated March 1, 2016. Under the Employment Agreement, Mr. Nickolas had 30 days to cure the failures and breaches creating “just cause” for termination. Mr. Nickolas failed to cure such failure and breaches and, on April 7, 2017, our company terminated the employment of Mr. Nickolas for cause. In addition, our company removed Mr. Nickolas as the President and Chief Executive Officer of our company.